SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Retroactive adoption of IFRS 15 - Consolidated balance sheets (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other assets	$ 97.6	$ 91.7
Deferred income tax liability	650.9	540.3
Deficit	(1,315.9)	(1,982.8)
Increase (decrease) due to application of IFRS 15
Contract assets	183.6	155.8
Other assets	92.5	85.4
Deferred income tax liability	73.2	63.9
Deficit	$ (202.9)	$ (177.3)